Investments - High Tide Inc. (Details) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023 CAD ($) year $ / shares	Jun. 30, 2022 CAD ($) year $ / shares	Nov. 01, 2022	Nov. 01, 2021	Jul. 23, 2020 CAD ($) $ / shares
Disclosure of financial assets [line items]
Unrealized loss on derivative investments	$ 15,796	$ 19,951
High Tide | July 2020 Debenture
Disclosure of financial assets [line items]
Debt restructuring agreement, royalty payment percentage				0.50%
Debt restructuring agreement, royalty payment, annual automatic percentage increase			0.50%
Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”)
Disclosure of financial assets [line items]
Repayment	(3,027)	(997)
Unrealized loss on derivative investments	15,796	19,951
Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | High Tide | Level 2
Disclosure of financial assets [line items]
Repayment	(537)	(997)
Unrealized loss on derivative investments	580	9,226
Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Convertible Debentures | High Tide
Disclosure of financial assets [line items]
Unrealized loss on derivative investments	$ 1,500	$ 7,800
Share price (in CAD per share) | $ / shares	$ 0.12	$ 0.17
Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Convertible Debentures | High Tide | July 2020 Debenture
Disclosure of financial assets [line items]
Notional amount					$ 10,000
Convertible debenture convertible into units, price per unit (in CAD per share) | $ / shares					$ 0.425
Proportion of ownership interest in investment, percentage restriction					25.00%
Financial assets, at fair value	$ 7,100	$ 8,400
Service fees	$ 500	$ 1,000
Credit spread | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Convertible Debentures | High Tide
Disclosure of financial assets [line items]
Significant unobservable input, assets	0.125	0.126
Dividend yield | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Convertible Debentures | High Tide
Disclosure of financial assets [line items]
Significant unobservable input, assets	0	0
Historical volatility for shares | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Convertible Debentures | High Tide
Disclosure of financial assets [line items]
Significant unobservable input, assets	0.69	0.94
Expected life | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Convertible Debentures | High Tide
Disclosure of financial assets [line items]
Significant unobservable input, assets | year	1.76	2.51